UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of September 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J. P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2014 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., 1.120% (PIK), 03/21/18[9,17] (Cost $40,726)	$41		$—	0.0%

CORPORATE BONDS — 119.8%
CONSUMER DISCRETIONARY — 22.2%
AUTO COMPONENTS — 1.5%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22	815		873,069	0.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22	528		528,000	0.5
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182		195,422	0.1
Pittsburgh Glass Works LLC, Private Placement, Sr Sec’d Nt, 8.000%, 11/15/18[2]	96		101,760	0.1

			1,698,251	1.5
AUTOMOBILES — 1.4%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt,
8.000%, 06/15/19	400		424,500	0.4
8.250%, 06/15/21	600		654,000	0.6
General Motors Co., Sr Unsec’d Nt, 3.500%, 10/02/18	116		117,885	0.1
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200		200,140	0.2
5.625%, 02/01/23[2]	150		155,250	0.1
Motors Liquidation Co.,
5.250%, 03/06/32[9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	–Units	[11]	—	0.0
7.250%, 07/15/41[9]	–Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
7.375%, 10/01/51[9]	–Units	[11]	—	0.0
7.735%, 05/15/48[9]	10 Units		1	0.0	[12]
7.750%, 03/15/36[1,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4,9]	50		—	0.0

Description	Par (000)	Value	Percent of Net Assets*

AUTOMOBILES — (continued)
8.100%, 06/15/24[1,4,9]	$1,725	$2	0.0%[12]
8.375%, 07/15/33[1,4,9]	425	—	0.0

		1,551,783	1.4
DISTRIBUTORS — 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126	131,040	0.1
Global Partners LP/GLP Finance Corp., Private Placement, Co Guar, 6.250%, 07/15/22[2]	56	55,720	0.1
VWR Funding, Inc., Co Guar, 7.250%, 09/15/17	220	229,075	0.2

		415,835	0.4
DIVERSIFIED CONSUMER SERVICES — 0.2%
Service Corp. International, Sr Unsec’d Nt,
4.500%, 11/15/20	150	145,500	0.2
5.375%, 01/15/22	29	29,290	0.0	[12]

		174,790	0.2
HOTELS, RESTAURANTS & LEISURE — 3.5%
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110	109,313	0.1
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	52	54,860	0.1
CEC Entertainment, Inc., Private Placement, Sr Unsec’d Nt, 8.000%, 02/15/22[2]	130	121,550	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar, 5.250%, 03/15/21	100	98,500	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Private Placement, Co Guar, 5.375%, 06/01/24[2]	70	67,900	0.1
DineEquity, Inc., Co Guar, 9.500%, 10/30/18	90	94,612	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	44	46,420	0.0	[12]
Graton Economic Development Authority, Private Placement, Sr Sec’d Nt, 9.625%, 09/01/19[2]	100	114,250	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Private Placement, Co Guar, 5.625%, 10/15/21[2]	$90	$92,700	0.1%
Isle of Capri Casinos, Inc., Co Guar, 8.875%, 06/15/20	105	111,562	0.1
MGM Resorts International, Co Guar,
6.750%, 10/01/20	100	106,500	0.1
7.750%, 03/15/22	224	249,200	0.2
8.625%, 02/01/19	85	95,846	0.1
10.000%, 11/01/16	500	563,750	0.5
MTR Gaming Group, Inc., Sec’d Nt, 11.500%, 08/01/19	95	103,669	0.1
Pinnacle Entertainment, Inc., Co Guar, 7.500%, 04/15/21	180	187,200	0.2
Real Mex Restaurants, Inc., 11.000%, 03/21/16[9]	86	85,956	0.1
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	77	82,390	0.1
Royal Caribbean Cruises Ltd., Sr Unsec’d Nt, (Liberia), 7.500%, 10/15/27	13	14,820	0.0	[12]
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 05/15/19[2]	36	38,520	0.0	[12]
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	160	154,400	0.1
Seneca Gaming Corp., Private Placement, Co Guar, 8.250%, 12/01/18[2]	210	219,450	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	160	172,200	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	35	33,950	0.0[12]
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	250	265,625	0.2
Viking Cruises Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 8.500%, 10/15/22[2]	234	254,475	0.2

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Wynn Macau Ltd., Private Placement, Sr Unsec’d Nt, (Cayman Islands), 5.250%, 10/15/21[2]	$285	$275,025	0.3%

		3,814,643	3.5
HOUSEHOLD DURABLES — 1.9%
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	212	219,950	0.2
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	109	109,545	0.1
K. Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15	130	140,400	0.1
K. Hovnanian Enterprises, Inc., Private Placement, Co Guar, 7.000%, 01/15/19[2]	35	34,300	0.0	[12]
K. Hovnanian Enterprises, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/20[2]	47	50,877	0.1
K. Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	285	298,537	0.3
Lennar Corp., Co Guar,
4.500%, 06/15/19	29	28,746	0.0	[12]
6.950%, 06/01/18	40	43,600	0.0	[12]
12.250%, 06/01/17	150	184,125	0.2
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	246	257,378	0.3
Meritage Homes Corp., Co Guar,
7.000%, 04/01/22	133	143,640	0.2
7.150%, 04/15/20	20	21,800	0.0	[12]
Standard Pacific Corp., Co Guar,
8.375%, 01/15/21	75	85,875	0.1
10.750%, 09/15/16	29	33,205	0.0	[12]
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 7.750%, 04/15/20[2]	134	143,380	0.1
Toll Brothers Finance Corp., Co Guar, 6.750%, 11/01/19	15	16,763	0.0	[12]
WCI Communities, Inc., Co Guar, 6.875%, 08/15/21	234	235,170	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — (continued)
WCI Communities, Inc., Private Placement, Co Guar, 6.875%, 08/15/21[2]	$23	$23,115	0.0%[12]

		2,070,406	1.9
INTERNET & CATALOG RETAIL — 0.6%
Netflix, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 03/01/24[2]	140	144,200	0.1
Netflix, Inc., Sr Unsec’d Nt, 5.375%, 02/01/21	143	145,860	0.2
SITEL LLC/Sitel Finance Corp., Co Guar, 11.500%, 04/01/18	221	209,950	0.2
SITEL LLC/Sitel Finance Corp., Private Placement, Sr Sec’d Nt, 11.000%, 08/01/17[2]	105	108,675	0.1

		608,685	0.6
MEDIA — 10.8%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	6,562	0.0	[12]
9.375%, 11/15/09[1,4]	560	4,900	0.0	[12]
Altice S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 7.750%, 05/15/22[2]	282	291,165	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22	191	192,432	0.2
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20	727	799,700	0.7
Cablevision Systems Corp., Sr Unsec’d Nt, 5.875%, 09/15/22	195	188,662	0.2
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Private Placement, Co Guar,
5.250%, 02/15/22[2]	88	87,890	0.1
5.625%, 02/15/24[2]	185	185,462	0.2
5.875%, 03/15/25[2]	75	75,375	0.0	[12]
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	145	135,937	0.1
Cenveo Corp., Private Placement, Sr Sec’d Nt, 6.000%, 08/01/19[2]	185	173,437	0.2
Cequel Communications Holdings I LLC/Cequel Capital Corp., Private Placement, Sr Unsec’d Nt, 5.125%, 12/15/21[2]	238	227,885	0.2

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	$75	$73,687	0.1%
Clear Channel Worldwide Holdings, Inc., Co Guar,
6.500%, 11/15/22	171	173,137	0.1
6.500%, 11/15/22	399	407,978	0.4
7.625%, 03/15/20	734	761,525	0.7
7.625%, 03/15/20	25	25,750	0.0	[12]
CSC Holdings LLC, Sr Unsec’d Nt, 6.750%, 11/15/21	176	187,475	0.2
DISH DBS Corp., Co Guar,
5.000%, 03/15/23	95	91,141	0.1
6.750%, 06/01/21	840	903,000	0.8
7.875%, 09/01/19	50	56,500	0.0	[12]
DreamWorks Animation SKG, Inc., Private Placement, Co Guar, 6.875%, 08/15/20[2]	95	99,275	0.1
Gannett Co., Inc., Co Guar, 5.125%, 07/15/20	62	62,155	0.1
Gannett Co., Inc., Private Placement, Co Guar,
4.875%, 09/15/21[2]	65	62,887	0.0	[12]
5.500%, 09/15/24[2]	65	64,025	0.1
6.375%, 10/15/23[2]	280	291,200	0.3
Gray Television, Inc., Co Guar, 7.500%, 10/01/20	275	281,188	0.3
iHeartCommunications, Inc., Sr Sec’d Nt,
9.000%, 12/15/19	338	340,535	0.3
9.000%, 03/01/21	38	37,810	0.0	[12]
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30	160	175,400	0.2
Live Nation Entertainment, Inc., Private Placement, Co Guar, 5.375%, 06/15/22[2]	60	59,700	0.0	[12]
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20	100	102,500	0.1
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	183	178,883	0.2
Numericable Group S.A., Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2]	800	806,000	0.7
6.250%, 05/15/24[2]	200	199,500	0.2
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada), 5.750%, 01/15/23	130	129,025	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Radio One, Inc., Private Placement, Sr Sub Nt, 9.250%, 02/15/20[2]	$115	$114,713	0.1%
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	129	131,580	0.1
Regal Entertainment Group, Sr Unsec’d Nt, 5.750%, 06/15/23	100	98,500	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	178	175,330	0.2
6.375%, 11/01/21	35	35,788	0.0	[12]
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.625%, 08/01/24[2]	105	101,063	0.1
Sinclair Television Group, Inc., Sr Unsec’d Nt, 6.125%, 10/01/22	200	203,500	0.2
Sirius XM Radio, Inc., Private Placement, Co Guar,
5.750%, 08/01/21[2]	312	313,560	0.3
6.000%, 07/15/24[2]	419	425,285	0.4
Sirius XM Radio, Inc., Private Placement, Sr Unsec’d Nt,
4.250%, 05/15/20[2]	35	33,513	0.0	[12]
4.625%, 05/15/23[2]	60	55,800	0.1
Time, Inc., Private Placement, Co Guar, 5.750%, 04/15/22[2]	60	57,450	0.0	[12]
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	333,113	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	126,563	0.1
6.750%, 09/15/22[2]	617	660,190	0.6
7.875%, 11/01/20[2]	120	128,550	0.1
Videotron Ltd., Co Guar, (Canada), 5.000%, 07/15/22	53	52,470	0.0	[12]
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2]	129	127,710	0.1
VTR Finance B.V., Private Placement, Sr Sec’d Nt, (Netherlands), 6.875%, 01/15/24[2]	400	414,000	0.4
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2]	217	207,778	0.2

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.625%, 04/15/22[2]	$150	$150,000	0.1%

		11,886,139	10.8
MULTILINE RETAIL — 0.2%
J.C. Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	40	39,000	0.0	[12]
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	219,440	0.2

		258,440	0.2
SPECIALTY RETAIL — 1.7%
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, 8.500% (cash), 05/01/19[2,17]	76	72,010	0.0	[12]
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	659	670,533	0.6
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	509	422,470	0.4
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2]	119	107,100	0.1
Men’s Wearhouse, Inc. (The), Private Placement, Co Guar, 7.000%, 07/01/22[2]	80	80,800	0.1
Neebo, Inc., Private Placement, Sr Sec’d Nt, 15.000%, 06/30/16[2]	190	186,002	0.2
PC Nextco Holdings LLC/PC Nextco Finance, Inc., Sr Unsec’d Nt, 8.750%, 08/15/19[17]	133	133,665	0.1
Penske Automotive Group, Inc., Co Guar, 5.750%, 10/01/22	86	87,290	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	109,140	0.1
Serta Simmons Holdings LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	47,475	0.0	[12]

		1,916,485	1.7

Total Consumer Discretionary		24,395,457	22.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER STAPLES — 5.8%
BEVERAGES — 0.3%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	$75	$73,594	0.1%
4.250%, 05/01/23	25	24,406	0.0	[12]
Crestview DS Merger Sub II, Inc., Sec’d Nt, 10.000%, 09/01/21	245	270,725	0.2

		368,725	0.3
FOOD & STAPLES RETAILING — 0.8%
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	160	160,800	0.2
New Albertsons, Inc., Sr Unsec’d Nt, 8.000%, 05/01/31	155	147,250	0.1
Rite Aid Corp., Co Guar,
6.750%, 06/15/21	160	163,600	0.2
9.250%, 03/15/20	150	163,500	0.1
Tops Holding Corp./Tops Markets LLC, Sr Sec’d Nt, 8.875%, 12/15/17	240	250,200	0.2

		885,350	0.8
FOOD PRODUCTS — 2.9%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	287	300,632	0.3
Darling Ingredients, Inc., Co Guar, 5.375%, 01/15/22	220	221,650	0.2
HJ Heinz Co., Sec’d Nt, 4.250%, 10/15/20	300	298,125	0.3
JBS USA LLC / JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 07/15/24[2]	213	204,480	0.2
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2]	435	456,750	0.4
8.250%, 02/01/20[2]	78	83,070	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	53	55,385	0.0	[12]
Post Holdings, Inc., Private Placement, Co Guar, 6.750%, 12/01/21[2]	435	412,163	0.4
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	135,938	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	201	201,502	0.2

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS — (continued)
5.875%, 08/01/21[2]	$361	$365,513	0.3%
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	150	158,250	0.2
7.750%, 07/01/17	130	143,975	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	100	102,750	0.1
WhiteWave Foods Co. (The), Co Guar, 5.375%, 10/01/22	47	47,470	0.0	[12]

		3,187,653	2.9
HOUSEHOLD PRODUCTS — 1.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	105,750	0.1
8.500%, 05/15/18	400	414,000	0.4
9.875%, 08/15/19	425	457,406	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt,
5.750%, 10/15/20	460	468,050	0.4
7.875%, 08/15/19	250	265,625	0.3
Spectrum Brands, Inc., Co Guar, 6.625%, 11/15/22	42	44,100	0.0	[12]

		1,754,931	1.6
PERSONAL PRODUCTS — 0.2%
Prestige Brands, Inc., Private Placement, Sr Unsec’d Nt, 5.375%, 12/15/21[2]	100	94,000	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21	119	116,620	0.1

		210,620	0.2

Total Consumer Staples		6,407,279	5.8

ENERGY — 19.1%
ENERGY EQUIPMENT & SERVICES — 3.0%
Basic Energy Services, Inc., Co Guar,
7.750%, 02/15/19	140	144,900	0.1
7.750%, 10/15/22	66	68,640	0.1
CGG S.A., Private Placement, Co Guar, (France), 6.875%, 01/15/22[2]	200	177,500	0.2
Compressco Partners LP/Compressco Finance, Inc., Private Placement, Co Guar, 7.250%, 08/15/22[2]	176	176,440	0.2
Exterran Partners LP/EXLP Finance Corp., Private Placement, Co Guar, 6.000%, 10/01/22[2]	120	116,700	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ENERGY EQUIPMENT & SERVICES — (continued)
Hiland Partners LP/Hiland Partners Finance Corp., Private Placement, Co Guar, 7.250%, 10/01/20[2]	$92	$97,520	0.1%
Key Energy Services, Inc., Co Guar, 6.750%, 03/01/21	188	180,950	0.2
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 04/01/19[2]	200	183,000	0.2
Parker Drilling Co., Co Guar, 7.500%, 08/01/20	120	125,400	0.1
Parker Drilling Co., Private Placement, Co Guar, 6.750%, 07/15/22[2]	120	120,600	0.1
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	400	400,000	0.4
PHI, Inc., Co Guar, 5.250%, 03/15/19	81	81,304	0.1
Pioneer Energy Services Corp., Co Guar, 9.875%, 03/15/18	98	103,174	0.1
Pioneer Energy Services Corp., Private Placement, Co Guar, 6.125%, 03/15/22[2]	50	49,500	0.0	[12]
Precision Drilling Corp., Private Placement, Co Guar, (Canada), 5.250%, 11/15/24[2]	170	164,050	0.1
Sea Trucks Group, Private Placement, Sr Sec’d Nt, (Nigeria), Reg. S, 9.000%, 03/26/18[2]	400	375,364	0.3
Seventy Seven Energy, Inc., Private Placement, Sr Unsec’d Nt, 6.500%, 07/15/22[2]	87	85,477	0.1
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar,
5.500%, 08/15/22	55	53,900	0.0	[12]
7.500%, 07/01/21	65	69,550	0.1
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2]	130	134,469	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	313	313,783	0.3

		3,222,221	3.0
OIL, GAS & CONSUMABLE FUELS — 16.1%
Access Midstream Partners LP/ACMP Finance Corp., Co Guar, 4.875%, 05/15/23	83	85,179	0.1
Aero Resources Finance Corp., Co Guar, 6.000%, 12/01/20	115	117,300	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Antero Resources Corp., Private Placement, Co Guar, 5.125%, 12/01/22[2]	$89	$86,552	0.1%
Antero Resources Finance Corp., Co Guar, 5.375%, 11/01/21	70	69,650	0.1
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Co Guar, 5.875%, 08/01/23	162	158,355	0.1
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	42,900	0.1
5.625%, 06/01/24[2]	44	42,240	0.0	[12]
California Resources Corp., Private Placement, Co Guar,
5.000%, 01/15/20[2]	168	170,520	0.2
5.500%, 09/15/21[2]	208	211,120	0.2
6.000%, 11/15/24[2]	239	245,572	0.2
Chesapeake Energy Corp., Co Guar,
3.250%, 03/15/16	57	57,142	0.1
4.875%, 04/15/22	545	547,725	0.5
5.375%, 06/15/21	140	143,325	0.1
5.750%, 03/15/23	140	149,100	0.1
6.125%, 02/15/21	188	204,450	0.2
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	166,140	0.2
Cimarex Energy Co., Co Guar,
4.375%, 06/01/24	80	80,600	0.1
5.875%, 05/01/22	72	77,400	0.0	[12]
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2]	144	149,760	0.1
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar, 6.375%, 03/15/24	55	53,075	0.0	[12]
Comstock Resources, Inc., Co Guar,
7.750%, 04/01/19	225	231,750	0.2
9.500%, 06/15/20	224	245,280	0.2
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	40	41,600	0.0	[12]
6.500%, 01/15/22	205	217,812	0.2
CONSOL Energy, Inc., Co Guar, 8.250%, 04/01/20	55	57,475	0.1
CONSOL Energy, Inc., Private Placement, Co Guar, 5.875%, 04/15/22[2]	130	128,050	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar,
6.000%, 12/15/20	$48	$48,240	0.1%
6.125%, 03/01/22	151	151,377	0.1
Diamondback Energy, Inc., Private Placement, Co Guar, 7.625%, 10/01/21[2]	157	169,167	0.2
El Paso Pipeline Partners Operating Co. LLC, Co Guar, 6.500%, 04/01/20	85	97,278	0.1
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24	250	253,125	0.2
7.500%, 10/15/20	19	21,137	0.0	[12]
Energy XXI Gulf Coast, Inc., Co Guar, 7.500%, 12/15/21	206	201,880	0.2
Energy XXI Gulf Coast, Inc., Private Placement, Co Guar, 6.875%, 03/15/24[2]	114	107,160	0.1
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22	124	143,065	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar,
7.750%, 09/01/22	142	150,165	0.1
9.375%, 05/01/20	378	412,020	0.4
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d Nt, 6.875%, 05/01/19	97	101,122	0.1
EXCO Resources, Inc., Co Guar, 8.500%, 04/15/22	90	85,500	0.1
Genesis Energy LP, Co Guar, 5.625%, 06/15/24	125	120,312	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.750%, 02/15/21	175	171,500	0.1
7.875%, 12/15/18	200	208,000	0.2
Halcon Resources Corp., Co Guar,
9.250%, 02/15/22	195	194,269	0.2
9.750%, 07/15/20	74	75,295	0.0	[12]
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2]	297	285,863	0.2
7.625%, 04/15/21[2]	75	78,937	0.1

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	$125	$128,750	0.1%
Jones Energy Holdings LLC/Jones Energy Finance Corp., Private Placement, Co Guar, 6.750%, 04/01/22[2]	160	160,000	0.1
Jupiter Resources, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 8.500%, 10/01/22[2]	250	221,875	0.2
Kodiak Oil & Gas Corp., Co Guar, (Canada),
5.500%, 01/15/21	90	90,900	0.1
5.500%, 02/01/22	93	93,465	0.1
Laredo Petroleum, Inc., Co Guar, 7.375%, 05/01/22	87	91,350	0.1
Linn Energy LLC/Linn Energy Finance Corp., Co Guar, 6.500%, 09/15/21	145	141,375	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	137	144,192	0.1
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	231	230,423	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	87,125	0.1
7.000%, 03/31/24[2]	105	108,675	0.1
Memorial Resource Development Corp., Private Placement, Co Guar, 5.875%, 07/01/22[2]	289	282,498	0.3
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	19	18,335	0.0	[12]
Newfield Exploration Co., Sr Unsec’d Nt,
5.625%, 07/01/24	105	112,350	0.1
5.750%, 01/30/22	300	321,750	0.3
NGL Energy Partners LP/NGL Energy Finance Corp., Private Placement, Co Guar,
5.125%, 07/15/19[2]	53	51,940	0.0	[12]
6.875%, 10/15/21[2]	105	109,200	0.1
Oasis Petroleum, Inc., Co Guar, 6.875%, 03/15/22	180	189,900	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Peabody Energy Corp., Co Guar,
6.000%, 11/15/18	$115	$112,700	0.1%
6.250%, 11/15/21	300	279,000	0.3
PVR Partners LP/Penn Virginia Resource Finance Corp., Co Guar, 6.500%, 05/15/21	33	34,568	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	239	231,830	0.2
5.375%, 10/01/22	343	336,140	0.3
6.875%, 03/01/21	140	151,900	0.2
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.000%, 10/01/22	84	82,740	0.1
5.875%, 03/01/22	152	158,080	0.1
6.500%, 07/15/21	320	336,000	0.3
Rosetta Resources, Inc., Co Guar,
5.625%, 05/01/21	59	57,525	0.0	[12]
5.875%, 06/01/22	529	527,016	0.5
5.875%, 06/01/24	7	6,878	0.0	[12]
RSP Permian, Inc., Private Placement, Co Guar, 6.625%, 10/01/22[2]	62	62,388	0.1
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Co Guar, 9.750%, 02/15/17	260	262,600	0.2
Samson Investment Co., Co Guar, 9.750%, 02/15/20	595	539,963	0.5
Sanchez Energy Corp., Private Placement, Co Guar, 6.125%, 01/15/23[2]	25	24,758	0.0	[12]
SandRidge Energy, Inc., Co Guar, 7.500%, 03/15/21	180	175,500	0.2
SemGroup Corp., Co Guar, 7.500%, 06/15/21	109	114,450	0.1
Seventy Seven Operating LLC, Co Guar, 6.625%, 11/15/19	200	205,500	0.2
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24	160	152,800	0.2
6.500%, 11/15/21	400	423,000	0.4
6.500%, 01/01/23	115	119,600	0.1
6.625%, 02/15/19	130	134,875	0.1
Southern Star Central Corp., Private Placement, Sr Unsec’d Nt, 5.125%, 07/15/22[2]	70	69,650	0.1
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	426	438,908	0.4

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Swift Energy Co., Co Guar,
7.125%, 06/01/17	$510	$510,000	0.5%
7.875%, 03/01/22	139	139,000	0.1
8.875%, 01/15/20	60	61,200	0.0	[12]
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Co Guar, 9.750%, 02/15/18[2]	193	198,790	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	52	55,380	0.1
6.875%, 02/01/21	200	213,500	0.2
7.875%, 10/15/18	130	135,525	0.1
Teine Energy Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 6.875%, 09/30/22[2]	114	111,863	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.750%, 12/15/18[2]	80	80,400	0.1
6.125%, 10/01/24[2]	171	163,305	0.1
Vanguard Natural Resources LLC/VNR Finance Corp., Co Guar, 7.875%, 04/01/20	220	227,700	0.2
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	298	308,430	0.3
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	71	71,000	0.1
Westmoreland Coal Co./Westmoreland Partners, Sr Sec’d Nt, 10.750%, 02/01/18	75	78,750	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 01/15/17	185	192,400	0.2
5.250%, 09/15/24	132	128,040	0.1
6.000%, 01/15/22	580	597,980	0.5

		17,751,219	16.1

Total Energy		20,973,440	19.1

FINANCIALS — 8.1%
BANKS — 3.0%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22	200	214,925	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	130	139,425	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

BANKS — (continued)
CIT Group, Inc., Sr Unsec’d Nt,
3.875%, 02/19/19	$145	$142,463	0.1%
4.250%, 08/15/17	303	306,030	0.3
5.000%, 08/15/22	327	327,818	0.3
5.250%, 03/15/18	85	87,550	0.1
5.375%, 05/15/20	505	521,412	0.5
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23	246	257,891	0.2
6.100%, 06/10/23	400	422,358	0.4
6.125%, 12/15/22	503	532,394	0.5
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	275	313,500	0.3

		3,265,766	3.0
CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp., Sr Unsec’d Nt, 6.375%, 11/15/19	90	94,500	0.1
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	105	111,038	0.1

		205,538	0.2
CONSUMER FINANCE — 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Private Placement, Co Guar, (Ireland), 4.500%, 05/15/21[2]	200	194,000	0.2
Ally Financial, Inc., Co Guar,
4.750%, 09/10/18	9	9,225	0.0	[12]
6.250%, 12/01/17	225	241,312	0.2
7.500%, 09/15/20	140	161,350	0.2
8.000%, 03/15/20	968	1,127,720	1.0
8.000%, 11/01/31	227	283,183	0.3
First Cash Financial Services, Inc., Co Guar, 6.750%, 04/01/21	35	36,400	0.0	[12]
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,110	0.0	[12]
4.250%, 05/15/23	38	38,142	0.0	[12]

		2,113,442	1.9
DIVERSIFIED FINANCIAL SERVICES — 1.5%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	204	153,510	0.1

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES — (continued)
Capmark Financial Group, Inc., Zero Coupon, 05/10/10[1,4,9]	$2,460	$12,299	0.0%[12]
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	294	230,790	0.2
Denali Borrower LLC/Denali Finance Corp., Private Placement, Sr Sec’d Nt, 5.625%, 10/15/20[2]	523	538,036	0.5
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, 9.000% (cash), 12/15/17[2,17]	99	100,733	0.1
Jefferies Finance LLC/JFIN Co-Issuer Corp., Private Placement, Sr Unsec’d Nt, 6.875%, 04/15/22[2]	200	197,000	0.2
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	26,670	0.0	[12]
7.875%, 10/01/20	111	112,110	0.1
9.625%, 05/01/19	54	58,995	0.1
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Private Placement, Sr Unsec’d Nt, 5.625%, 03/15/20[2]	75	78,000	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	50,250	0.0	[12]
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	65	65,650	0.1

		1,624,043	1.5
INSURANCE — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	65	67,275	0.0[12]
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2]	93	97,417	0.1
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	81	86,468	0.1
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	343	341,285	0.3

		592,445	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
CNL Lifestyle Properties, Inc., Co Guar, 7.250%, 04/15/19	$171	$175,702	0.2%
Crown Castle International Corp., Sr Unsec’d Nt,
4.875%, 04/15/22	107	104,057	0.1
5.250%, 01/15/23	211	209,154	0.2
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	133	135,328	0.1
Rayonier AM Products, Inc., Private Placement, Co Guar, 5.500%, 06/01/24[2]	90	85,725	0.1
RHP Hotel Properties LP/RHP Finance Corp., Co Guar, 5.000%, 04/15/21	59	57,525	0.0	[12]

		767,491	0.7
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc., Co Guar, 6.625%, 10/15/20	150	157,710	0.1
Kennedy-Wilson, Inc., Co Guar, 5.875%, 04/01/24	18	18,090	0.0[12]
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	192	191,520	0.2

		367,320	0.3

Total Financials		8,936,045	8.1

HEALTH CARE — 10.0%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Alere, Inc., Co Guar, 6.500%, 06/15/20	120	119,400	0.1
Biomet, Inc., Co Guar,
6.500%, 08/01/20	200	212,000	0.2
6.500%, 10/01/20	225	236,250	0.2
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	535,727	0.5
Hologic, Inc., Co Guar, 6.250%, 08/01/20	70	72,100	0.1
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Private Placement, Co Guar, (Luxembourg), 5.750%, 08/01/22[2]	222	223,665	0.2
Teleflex, Inc., Private Placement, Co Guar, 5.250%, 06/15/24[2]	105	102,900	0.1

		1,502,042	1.4

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — 6.3%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22	$105	$102,375	0.1%
6.125%, 03/15/21	108	111,240	0.1
Amsurg Corp., Co Guar, 5.625%, 11/30/20	65	65,650	0.1
Amsurg Corp., Private Placement, Co Guar, 5.625%, 07/15/22[2]	125	123,750	0.1
Catamaran Corp., Co Guar, (Canada), 4.750%, 03/15/21	50	48,094	0.0	[12]
Centene Corp., Sr Unsec’d Nt, 4.750%, 05/15/22	45	45,112	0.0	[12]
CHS/Community Health Systems, Inc., Co Guar,
7.125%, 07/15/20	203	215,180	0.2
8.000%, 11/15/19	180	192,186	0.2
CHS/Community Health Systems, Inc., Private Placement, Co Guar, 6.875%, 02/01/22[2]	365	379,600	0.4
CHS/Community Health Systems, Inc., Private Placement, Sr Sec’d Nt, 5.125%, 08/01/21[2]	110	109,725	0.1
CHS/Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/15/18	45	46,237	0.0	[12]
DaVita HealthCare Partners, Inc., Co Guar,
5.125%, 07/15/24	170	167,025	0.2
6.625%, 11/01/20	140	146,825	0.1
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2]	140	137,900	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	70,531	0.1
5.750%, 02/15/21[2]	90	94,950	0.1
5.875%, 01/31/22[2]	105	111,300	0.1
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	365,750	0.3
HCA, Inc., Co Guar,
5.875%, 05/01/23	180	184,050	0.1
7.500%, 02/15/22	270	303,750	0.3
8.000%, 10/01/18	180	204,750	0.2
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19	122	119,255	0.1
4.750%, 05/01/23	115	112,412	0.1
5.000%, 03/15/24	184	181,010	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
5.875%, 03/15/22	$200	$210,250	0.2%
HealthSouth Corp., Co Guar, 5.750%, 11/01/24	40	40,800	0.0	[12]
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	212	222,070	0.2
inVentiv Health, Inc., Private Placement, Co Guar, 11.000%, 08/15/18[2]	193	155,365	0.1
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	53	54,987	0.1
LifePoint Hospitals, Inc., Co Guar, 5.500%, 12/01/21	144	145,800	0.1
MPH Acquisition Holdings LLC, Private Placement, Co Guar, 6.625%, 04/01/22[2]	430	434,300	0.4
National Mentor Holdings, Inc., Private Placement, Co Guar, 12.500%, 02/15/18[2]	143	151,223	0.1
Tenet Healthcare Corp., Private Placement, Sr Unsec’d Nt,
5.000%, 03/01/19[2]	143	141,213	0.1
5.500%, 03/01/19[2]	500	501,250	0.5
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	73,125	0.1
4.750%, 06/01/20	75	74,438	0.1
6.000%, 10/01/20	173	182,947	0.1
6.250%, 11/01/18	105	111,563	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
6.750%, 02/01/20	30	31,275	0.0[12]
8.000%, 08/01/20	138	145,590	0.1
8.125%, 04/01/22	339	372,053	0.4
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	220	237,050	0.2
Universal Health Services, Inc., Private Placement, Sr Sec’d Nt,
3.750%, 08/01/19[2]	32	31,920	0.0	[12]
4.750%, 08/01/22[2]	47	46,941	0.1

		7,002,817	6.3
HEALTH CARE TECHNOLOGY — 0.2%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	184,500	0.2

PHARMACEUTICALS — 2.1%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.000% (cash), 05/15/19[2,17]	90	89,775	0.1

Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUTICALS — (continued)
Celtic Pharma Phinco B.V., (Bermuda), 17.000% (PIK), 06/15/12[1,4,9,16,17]	$2,805	$281	0.0%[12]
Endo Finance LLC & Endo Finco, Inc., Private Placement, Co Guar,
7.000%, 07/15/19[2]	75	78,562	0.1
7.000%, 12/15/20[2]	75	78,375	0.0	[12]
7.250%, 01/15/22[2]	83	87,358	0.1
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	190	187,625	0.2
Grifols Worldwide Operations Ltd., Private Placement, Sr Unsec’d Nt, (Ireland), 5.250%, 04/01/22[2]	200	197,500	0.2
Par Pharmaceutical Cos., Inc., Co Guar, 7.375%, 10/15/20	60	62,550	0.0	[12]
Salix Pharmaceuticals Ltd., Private Placement, Co Guar, 6.000%, 01/15/21[2]	110	119,075	0.1
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.625%, 12/01/21[2]	115	114,569	0.1
6.375%, 10/15/20[2]	295	303,112	0.3
6.750%, 08/15/18[2]	354	373,470	0.3
7.000%, 10/01/20[2]	280	292,600	0.3
7.500%, 07/15/21[2]	358	383,060	0.3

		2,367,912	2.1

Total Health Care		11,057,271	10.0

INDUSTRIALS — 14.3%
AEROSPACE & DEFENSE — 0.9%
Alliant Techsystems, Inc., Private Placement, Co Guar, 5.250%, 10/01/21[2]	93	93,232	0.1
B/E Aerospace, Inc., Sr Unsec’d Nt, 5.250%, 04/01/22	90	96,975	0.1
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	97	96,757	0.1
6.125%, 01/15/23[2]	55	55,069	0.0	[12]
7.500%, 03/15/18[2]	100	109,250	0.1
GenCorp, Inc., Sec’d Nt, 7.125%, 03/15/21	65	70,038	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

AEROSPACE & DEFENSE — (continued)
Kratos Defense & Security Solutions, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 05/15/19[2]	$60	$59,550	0.0%[12]
Spirit AeroSystems, Inc., Private Placement, Co Guar, 5.250%, 03/15/22[2]	56	56,000	0.1
TransDigm, Inc., Private Placement, Co Guar,
6.000%, 07/15/22[2]	287	283,412	0.2
6.500%, 07/15/24[2]	87	86,674	0.1

		1,006,957	0.9
AIR FREIGHT & LOGISTICS — 0.1%
CEVA Group plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 4.000%, 05/01/18[2]	75	70,031	0.1
XPO Logistics, Inc., Private Placement, Sr Unsec’d Nt, 7.875%, 09/01/19[2]	65	67,113	0.0	[12]

		137,144	0.1
AIRLINES — 1.5%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	590	670,158	0.6
Continental Airlines 2012-1 Class B Pass-Through Trust, 6.250%, 04/11/20	674	717,794	0.7
UAL 2007-1 Pass-Through Trust, Private Placement, 7.336%, 07/02/19[2]	69	74,855	0.1
US Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	155	160,425	0.1

		1,623,232	1.5
BUILDING PRODUCTS — 0.6%
Griffon Corp., Co Guar, 5.250%, 03/01/22	160	152,400	0.1
Masco Corp., Sr Unsec’d Nt,
5.950%, 03/15/22	43	46,978	0.1
7.125%, 03/15/20	10	11,500	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	340	363,800	0.3
USG Corp., Private Placement, Co Guar,
5.875%, 11/01/21[2]	56	57,120	0.1

Description	Par (000)	Value	Percent of Net Assets*

BUILDING PRODUCTS — (continued)
7.875%, 03/30/20[2]	$5	$5,400	0.0%[12]

		637,198	0.6
COMMERCIAL SERVICES & SUPPLIES — 4.3%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	62,100	0.1
ADT Corp. (The), Sr Unsec’d Nt,
3.500%, 07/15/22	54	46,710	0.1
4.125%, 04/15/19	65	63,700	0.1
4.125%, 06/15/23	276	245,640	0.2
6.250%, 10/15/21	255	263,925	0.2
Aramark Services, Inc., Co Guar, 5.750%, 03/15/20	165	169,125	0.2
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	375	375,937	0.3
Ceridian LLC/Comdata, Inc., Private Placement, Co Guar, 8.125%, 11/15/17[2]	34	34,042	0.0	[12]
Clean Harbors, Inc., Co Guar, 5.125%, 06/01/21	150	148,687	0.1
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	80,000	0.1
Deluxe Corp., Co Guar, 7.000%, 03/15/19	93	97,301	0.1
Garda World Security Corp., Private Placement, Co Guar, (Canada),
7.250%, 11/15/21[2]	100	99,500	0.1
7.250%, 11/15/21[2]	225	223,875	0.2
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2]	105	107,100	0.1
9.750%, 08/01/18[2]	145	154,788	0.1
Harland Clarke Holdings Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 03/01/21[2]	90	91,125	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 4.840%, 12/21/65[2]	450	424,125	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	509,600	0.5
Iron Mountain, Inc., Co Guar,
5.750%, 08/15/24	50	49,063	0.0[12]
7.750%, 10/01/19	100	106,750	0.1
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, 9.375% (cash), 10/15/17[2,17]	50	50,500	0.0[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
Jurassic Holdings III, Inc., Private Placement, Sec’d Nt, 6.875%, 02/15/21[2]	$300	$300,000	0.3%
Mobile Mini, Inc., Co Guar, 7.875%, 12/01/20	200	214,000	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	85,905	0.1
Quad/Graphics, Inc., Private Placement, Co Guar, 7.000%, 05/01/22[2]	125	120,781	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 10/15/14[1,4,9]	1,415	5,306	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	3,038	0.0	[12]
9.750%, 01/15/15[1,4,9]	585	2,194	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.000%, 04/01/24	160	158,000	0.1
6.500%, 11/15/23	100	99,750	0.1
7.000%, 02/15/22	75	79,125	0.1
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2]	257	237,083	0.2

		4,708,775	4.3
CONSTRUCTION & ENGINEERING — 0.9%
AECOM Technology Corp., Private Placement, Sr Unsec’d Nt,
5.750%, 10/15/22[2]	200	200,750	0.2
5.875%, 10/15/24[2]	135	135,844	0.1
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	120	126,600	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	120	112,200	0.1
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	400	414,000	0.4

		989,394	0.9
ELECTRICAL EQUIPMENT — 0.5%
Artesyn Escrow, Inc., Private Placement, Sr Sec’d Nt, 9.750%, 10/15/20[2]	34	33,745	0.0	[12]
International Wire Group Holdings, Inc., Private Placement, Sec’d Nt, 8.500%, 10/15/17[2]	410	439,725	0.4
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands), 4.875%, 10/15/23[2]	117	112,905	0.1

		586,375	0.5

Description	Par (000)	Value	Percent of Net Assets*

INDUSTRIAL CONGLOMERATES — 0.1%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	$75	$84,000	0.1%

MACHINERY — 1.4%
Amsted Industries, Inc., Private Placement, Co Guar,
5.000%, 03/15/22[2]	60	58,275	0.1
5.375%, 09/15/24[2]	50	48,500	0.0	[12]
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	345	354,487	0.3
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	400	424,000	0.4
CNH Industrial Capital LLC, Co Guar, 3.625%, 04/15/18	107	104,593	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	189,000	0.2
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	304	319,960	0.3

		1,498,815	1.4
MARINE — 0.8%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 7.250%, 05/01/22[2]	343	339,570	0.3
Ridgebury Crude Tankers LLC, Private Placement, Sr Sec’d Nt, 7.625%, 03/20/17[2]	100	103,437	0.1
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	131,250	0.1
Ultrapetrol Bahamas Ltd., Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21	327	344,985	0.3

		919,242	0.8
ROAD & RAIL — 0.9%
Ashtead Capital, Inc., Private Placement, Sec’d Nt, 6.500%, 07/15/22[2]	200	212,000	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Co Guar, 9.750%, 03/15/20	235	258,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL — (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Co Guar, 5.125%, 06/01/22[2]	$175	$171,938	0.2%
Hertz Corp. (The), Co Guar, 7.375%, 01/15/21	345	363,975	0.3

		1,006,413	0.9
TRADING COMPANIES & DISTRIBUTORS — 2.3%
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
6.250%, 12/01/19	30	31,575	0.0	[12]
7.625%, 04/15/20	200	223,500	0.2
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	84	89,670	0.1
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	150	155,625	0.1
HD Supply, Inc., Sr Sec’d Nt, 8.125%, 04/15/19	145	156,600	0.1
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	20,842	0.0	[12]
8.250%, 12/15/20	888	1,048,950	1.0
United Rentals North America, Inc., Co Guar,
5.750%, 11/15/24	25	25,313	0.0	[12]
6.125%, 06/15/23	447	459,292	0.4
7.625%, 04/15/22	150	163,125	0.2
United Rentals North America, Inc., Sr Unsec’d Nt, 8.250%, 02/01/21	160	173,200	0.2

		2,547,692	2.3

Total Industrials		15,745,237	14.3

INFORMATION TECHNOLOGY — 7.5%
COMMUNICATIONS EQUIPMENT — 1.8%
Alcatel-Lucent USA, Inc., Private Placement, Co Guar,
4.625%, 07/01/17[2]	200	202,250	0.2
6.750%, 11/15/20[2]	400	406,000	0.4
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29	173	163,053	0.2
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	175	153,125	0.1
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2]	475	460,750	0.4

Description	Par (000)	Value	Percent of Net Assets*

COMMUNICATIONS EQUIPMENT — (continued)
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	$23	$22,540	0.0%[12]
5.500%, 06/15/24[2]	23	22,597	0.0	[12]
CyrusOne LP/CyrusOne Finance Corp., Co Guar, 6.375%, 11/15/22	58	60,610	0.1
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	418	438,900	0.4

		1,929,825	1.8
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Belden, Inc., Private Placement, Co Guar, 5.250%, 07/15/24[2]	53	50,747	0.0	[12]
Brightstar Corp., Private Placement, Co Guar, 9.500%, 12/01/16[2]	215	227,631	0.2
CDW LLC/CDW Finance Corp., Co Guar,
6.000%, 08/15/22	101	104,788	0.1
8.500%, 04/01/19	187	198,220	0.2
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	80	78,400	0.1
Viasystems, Inc., Private Placement, Sr Sec’d Nt, 7.875%, 05/01/19[2]	104	108,940	0.1
Zebra Technologies Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 10/15/22[2]	131	131,000	0.1

		899,726	0.8
INTERNET SOFTWARE & SERVICES — 0.1%
Equinix, Inc., Sr Unsec’d Nt, 4.875%, 04/01/20	128	126,720	0.1
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	35	35,350	0.0	[12]

		162,070	0.1
IT SERVICES — 2.7%
Alliance Data Systems Corp., Private Placement, Co Guar, 5.375%, 08/01/22[2]	160	155,200	0.1
Cardtronics, Inc., Private Placement, Co Guar, 5.125%, 08/01/22[2]	185	182,225	0.2
Ceridian LLC, Private Placement, Sr Sec’d Nt, 8.875%, 07/15/19[2]	85	94,031	0.1
First Data Corp., Co Guar,
10.625%, 06/15/21	74	84,175	0.1
11.250%, 01/15/21	106	120,707	0.1
11.750%, 08/15/21	313	362,298	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES — (continued)
12.625%, 01/15/21	$274	$328,115	0.3%
First Data Corp., Private Placement, Sec’d Nt,
8.250%, 01/15/21[2]	530	561,800	0.5
8.750% (cash), 01/15/22[2,17]	220	233,507	0.2
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2]	260	275,600	0.3
iGATE Corp., Private Placement, Co Guar, 4.750%, 04/15/19[2]	91	88,270	0.1
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Co Guar, 5.750%, 04/15/23	190	198,550	0.2
SunGard Data Systems, Inc., Co Guar,
6.625%, 11/01/19	100	100,000	0.1
7.625%, 11/15/20	164	171,380	0.1

		2,955,858	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
6.750%, 03/01/19	175	176,750	0.2
7.000%, 07/01/24	85	81,175	0.1
7.500%, 08/15/22	79	79,790	0.1
7.750%, 08/01/20	54	54,810	0.0	[12]
Amkor Technology, Inc., Sr Unsec’d Nt, 6.375%, 10/01/22	125	129,375	0.1
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	55,825	0.0	[12]
Freescale Semiconductor, Inc., Co Guar, 8.050%, 02/01/20	34	36,125	0.0	[12]
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt,
5.000%, 05/15/21[2]	115	112,987	0.1
6.000%, 01/15/22[2]	58	58,870	0.1
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.500%, 02/01/25[2]	128	125,440	0.1
5.875%, 02/15/22[2]	50	51,750	0.1

		962,897	0.9
SOFTWARE — 0.8%
Activision Blizzard, Inc., Private Placement, Co Guar,
5.625%, 09/15/21[2]	95	98,800	0.1

Description	Par (000)	Value	Percent of Net Assets*

SOFTWARE — (continued)
6.125%, 09/15/23[2]	$160	$170,000	0.1%
Audatex North America, Inc., Private Placement, Co Guar,
6.000%, 06/15/21[2]	140	143,500	0.1
6.125%, 11/01/23[2]	49	50,225	0.1
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, 7.125% (PIK), 05/01/21[2,17]	108	106,920	0.1
Infor U.S., Inc., Co Guar, 9.375%, 04/01/19	170	183,600	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	118	115,345	0.1

		868,390	0.8
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp., Co Guar,
5.000%, 07/15/22	35	34,212	0.0	[12]
5.875%, 12/15/21	15	15,338	0.0	[12]
6.375%, 12/15/23	40	41,900	0.1
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19	101	106,808	0.1
6.625%, 05/15/39	100	105,500	0.1
Seagate HDD Cayman, Co Guar, (Cayman Islands), 6.875%, 05/01/20	155	164,300	0.1

		468,058	0.4

Total Information Technology		8,246,824	7.5

MATERIALS — 14.0%
CHEMICALS — 3.1%
Ashland, Inc., Co Guar, 4.750%, 08/15/22	193	188,175	0.2
Ashland, Inc., Sr Unsec’d Nt,
3.000%, 03/15/16	144	144,000	0.1
3.875%, 04/15/18	177	177,442	0.2
Axiall Corp., Co Guar, 4.875%, 05/15/23	280	268,800	0.2
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	215	286,011	0.3
Chemtura Corp., Co Guar, 5.750%, 07/15/21	89	88,110	0.1
Eagle Spinco, Inc., Co Guar, 4.625%, 02/15/21	25	24,000	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS — (continued)
INEOS Group Holdings S.A., Private Placement, Co Guar, (Luxembourg), 6.125%, 08/15/18[2]	$200	$199,500	0.2%
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21	335	390,604	0.4
Momentive Performance Materials, Inc., Sr Sec’d Nt, 8.875%, 10/15/20	150	134,438	0.1
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada), 5.250%, 08/01/23[2]	50	52,000	0.0	[12]
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	169,528	0.2
Olin Corp., Sr Unsec’d Nt, 5.500%, 08/15/22	175	180,250	0.2
PolyOne Corp., Sr Unsec’d Nt,
5.250%, 03/15/23	242	234,740	0.2
7.375%, 09/15/20	247	259,968	0.2
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt,
8.000%, 12/01/18[2]	140	143,500	0.1
8.250%, 01/15/21[2]	200	208,000	0.2
Tronox Finance LLC, Co Guar, 6.375%, 08/15/20	110	110,413	0.1
WR Grace & Co.-Conn, Private Placement, Co Guar,
5.125%, 10/01/21[2]	102	103,657	0.1
5.625%, 10/01/24[2]	33	33,825	0.0	[12]

		3,396,961	3.1
CONSTRUCTION MATERIALS — 2.4%
Cemex Espana S.A., Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	750	832,500	0.8
Cemex Finance LLC, 9.660%, 02/14/17[9]	309	310,541	0.3
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	200	199,440	0.2
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
5.700%, 01/11/25[2]	250	240,875	0.2
7.250%, 01/15/21[2]	200	211,500	0.2
Headwaters, Inc., Co Guar, 7.250%, 01/15/19	99	102,465	0.1

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS — (continued)
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	$150	$168,750	0.1%
U.S. Concrete, Inc., Sr Sec’d Nt, 8.500%, 12/01/18	100	107,000	0.1
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21	410	479,700	0.4

		2,652,771	2.4
CONTAINERS & PACKAGING — 1.6%
Ardagh Packaging Finance plc, Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	216,500	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	215,500	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	35,647	0.0	[12]
Ball Corp., Co Guar, 4.000%, 11/15/23	85	79,050	0.1
Berry Plastics Corp., Sec’d Nt,
5.500%, 05/15/22	115	110,688	0.1
9.750%, 01/15/21	300	332,250	0.3
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, Private Placement, Co Guar, (Luxembourg),
5.625%, 12/15/16[2]	140	138,950	0.1
6.000%, 06/15/17[2]	65	64,025	0.1
Cascades, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 5.500%, 07/15/22[2]	135	130,950	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4,9]	269	44,631	0.0	[12]
Sealed Air Corp., Private Placement, Co Guar,
6.500%, 12/01/20[2]	120	127,950	0.1
8.125%, 09/15/19[2]	70	75,600	0.1
8.375%, 09/15/21[2]	205	227,550	0.2

		1,799,291	1.6
METALS & MINING — 6.3%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	155	168,175	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24	$135	$135,175	0.1%
5.400%, 04/15/21	100	105,898	0.1
5.720%, 02/23/19	110	119,302	0.1
5.900%, 02/01/27	92	96,366	0.1
6.150%, 08/15/20	50	55,108	0.0	[12]
6.750%, 01/15/28	68	77,157	0.1
Aleris International, Inc., Co Guar,
7.625%, 02/15/18	75	75,375	0.1
7.875%, 11/01/20	54	53,730	0.0	[12]
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	450	468,000	0.4
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
6.750%, 02/25/22	510	547,612	0.5
7.500%, 10/15/39	530	545,900	0.5
10.350%, 06/01/19	565	689,300	0.6
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	51	53,040	0.1
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	215	201,562	0.2
Commercial Metals Co., Sr Unsec’d Nt,
4.875%, 05/15/23	20	19,200	0.0	[12]
6.500%, 07/15/17	150	160,500	0.1
7.350%, 08/15/18	75	83,250	0.1
First Quantum Minerals Ltd., Private Placement, Co Guar, (Canada),
6.750%, 02/15/20[2]	54	54,540	0.0	[12]
7.000%, 02/15/21[2]	54	54,742	0.1
7.250%, 05/15/22[2]	226	231,085	0.2
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia),
6.000%, 04/01/17[2]	54	54,405	0.0	[12]
6.875%, 02/01/18[2]	545	559,987	0.5
6.875%, 04/01/22[2]	205	208,588	0.2
Hecla Mining Co., Co Guar, 6.875%, 05/01/21	245	230,300	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	35	37,275	0.0	[12]
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	287,753	0.3

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
KGHM International Ltd., Private Placement, Co Guar, (Canada), 7.750%, 06/15/19[2]	$54	$56,970	0.1%
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	56	59,640	0.1
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	153	154,913	0.1
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	458,494	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 12.000%, 12/15/19[2]	50	56,000	0.1
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	110	116,050	0.1
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 05/01/22[2]	115	110,400	0.1
Steel Dynamics, Inc., Co Guar,
5.250%, 04/15/23	112	112,840	0.1
6.125%, 08/15/19	108	114,075	0.1
6.375%, 08/15/22	108	114,075	0.1
Steel Dynamics, Inc., Private Placement, Co Guar,
5.125%, 10/01/21[2]	35	35,525	0.1
5.500%, 10/01/24[2]	30	30,150	0.0	[12]
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	110	109,450	0.1

		6,901,907	6.3
PAPER & FOREST PRODUCTS — 0.6%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2]	110	108,625	0.1
Hardwoods Acquisition, Inc., Private Placement, Sec’d Nt, 7.500%, 08/01/21[2]	205	201,925	0.2
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	88,395	0.1
Norbord, Inc., Private Placement, Sr Sec’d Nt, (Canada), 5.375%, 12/01/20[2]	135	130,612	0.1
Resolute Forest Products, Inc., Co Guar, 5.875%, 05/15/23	28	25,883	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS — (continued)
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	$160	$161,600	0.1%

		717,040	0.6

Total Materials		15,467,970	14.0

TELECOMMUNICATION SERVICES — 16.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.9%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 6.500%, 01/15/22[2]	200	205,000	0.2
Altice Finco S.A., Private Placement, Co Guar, (Luxembourg), 8.125%, 01/15/24[2]	200	214,000	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
6.500%, 04/30/21	562	585,885	0.5
8.125%, 04/30/20	420	443,625	0.4
Cincinnati Bell, Inc., Co Guar,
8.375%, 10/15/20	70	73,850	0.1
8.750%, 03/15/18	65	67,437	0.0	[12]
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36	1,478	1,597,570	1.4
Frontier Communications Corp., Sr Unsec’d Nt,
6.250%, 09/15/21	25	24,750	0.0	[12]
6.875%, 01/15/25	140	138,250	0.1
8.500%, 04/15/20	40	44,400	0.1
8.750%, 04/15/22	175	196,875	0.2
9.250%, 07/01/21	117	133,672	0.1
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	460	439,300	0.4
6.625%, 12/15/22	240	242,400	0.2
7.250%, 04/01/19	100	105,000	0.1
7.250%, 10/15/20	375	396,562	0.4
Intelsat Luxembourg S.A., Co Guar, (Luxembourg),
7.750%, 06/01/21	335	341,281	0.3
8.125%, 06/01/23	468	487,890	0.5
Level 3 Communications, Inc., Sr Unsec’d Nt,
8.875%, 06/01/19	485	517,738	0.5
11.875%, 02/01/19	716	773,280	0.7

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Level 3 Escrow II, Inc., Private Placement, Co Guar, 5.375%, 08/15/22[2]	$311	$306,335	0.3%
Level 3 Financing, Inc., Co Guar,
7.000%, 06/01/20	57	60,064	0.1
8.125%, 07/01/19	417	444,105	0.4
8.625%, 07/15/20	234	253,305	0.2
Level 3 Financing, Inc., Private Placement, Co Guar, 6.125%, 01/15/21[2]	100	103,000	0.1
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	400	409,000	0.4
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	58,316	0.0	[12]
Sprint Capital Corp., Co Guar, 8.750%, 03/15/32	296	323,010	0.3
tw telecom holdings, Inc., Co Guar,
5.375%, 10/01/22	26	27,950	0.0	[12]
6.375%, 09/01/23	41	45,920	0.1
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	150	160,500	0.1
Virgin Media Finance plc, Co Guar, (United Kingdom), 8.375%, 10/15/19	151	157,720	0.1
Virgin Media Finance plc, Private Placement, Sr Unsec’d Nt, (United Kingdom), 6.000%, 10/15/24[2]	200	200,250	0.2
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d, (United Kingdom), 5.375%, 04/15/21[2]	200	201,500	0.2
Wind Acquisition Finance S.A., Private Placement, Co Guar, (Luxembourg), 7.375%, 04/23/21[2]	222	223,110	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 4.750%, 07/15/20[2]	200	192,000	0.2
Windstream Corp., Co Guar,
7.500%, 06/01/22	103	108,408	0.1
8.125%, 09/01/18	250	260,625	0.2
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	255	287,513	0.3

		10,851,396	9.9
WIRELESS TELECOMMUNICATION SERVICES — 6.2%
Inmarsat Finance plc, Private Placement, Co Guar, (United Kingdom), 4.875%, 05/15/22[2]	105	102,637	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES — (continued)
MetroPCS Wireless, Inc., Co Guar, 6.625%, 11/15/20	$480	$493,200	0.4%
NII Capital Corp., Co Guar, 7.625%, 04/01/21[1,4]	677	128,630	0.1
NII International Telecom S.C.A., Private Placement, Co Guar, (Luxembourg),
7.875%, 08/15/19[1,2,4]	308	205,590	0.2
11.375%, 08/15/19[1,2,4]	174	117,015	0.1
SBA Communications Corp., Private Placement, Sr Unsec’d Nt, 4.875%, 07/15/22[2]	175	168,000	0.2
SoftBank Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2]	400	399,000	0.4
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93	101,719	0.1
9.000%, 11/15/18[2]	575	664,125	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
6.000%, 11/15/22	950	921,500	0.8
7.000%, 08/15/20	500	521,250	0.5
11.500%, 11/15/21	72	92,160	0.1
Sprint Corp., Private Placement, Co Guar,
7.125%, 06/15/24[2]	129	129,968	0.1
7.250%, 09/15/21[2]	82	85,382	0.1
7.875%, 09/15/23[2]	353	374,180	0.3
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	300	315,000	0.3
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18	95	97,850	0.1
6.000%, 03/01/23	102	101,873	0.1
6.125%, 01/15/22	167	167,835	0.1
6.250%, 04/01/21	224	226,240	0.2
6.375%, 03/01/25	102	101,745	0.1
6.464%, 04/28/19	65	67,519	0.1
6.500%, 01/15/24	43	43,538	0.0 [12]
6.625%, 04/01/23	274	280,165	0.3
6.633%, 04/28/21	246	252,150	0.2
6.731%, 04/28/22	221	225,972	0.2
6.836%, 04/28/23	201	206,527	0.2
Ymobile Corp., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	263,750	0.2

		6,854,520	6.2

Total Telecommunication Services		17,705,916	16.1

Description	Par (000)	Value	Percent of Net Assets*

UTILITIES — 2.7%
ELECTRIC UTILITIES — 0.2%
RJS Power Holdings LLC, Private Placement, Co Guar, 5.125%, 07/15/19[2]	$100	$99,000	0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Private Placement, Sr Sec’d Nt, 11.500%, 10/01/20[2]	125	104,688	0.1

		203,688	0.2
GAS UTILITIES — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/20/21	70	71,750	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Private Placement, Co Guar, 5.625%, 07/15/22[2]	78	77,220	0.1
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt, 5.750%, 05/15/24[2]	125	127,187	0.1
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 04/15/23	447	451,470	0.4
5.625%, 02/01/21	100	102,750	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt,
5.500%, 06/01/24	75	71,625	0.1
7.375%, 08/01/21	45	47,700	0.0	[12]

		949,702	0.9
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.6%
AES Corp., Sr Unsec’d Nt, 5.500%, 03/15/24	269	261,603	0.2
Calpine Corp., Private Placement, Sr Sec’d Nt, 5.875%, 01/15/24[2]	74	76,590	0.1
Calpine Corp., Sr Unsec’d Nt,
5.375%, 01/15/23	129	124,807	0.1
5.750%, 01/15/25	131	127,234	0.1
Dynegy Holdings LLC,
7.125%, 05/15/18[1,4,9]	500	650	0.0[12]
7.750%, 06/01/19[1,4,9]	750	—	0.0
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16[1,4,9]	1,000	—	0.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — (continued)
Dynegy, Inc., Co Guar, 5.875%, 06/01/23	$164	$152,930	0.2%
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	301,600	0.3
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	259,875	0.2
NRG Energy, Inc., Co Guar, 6.625%, 03/15/23	214	220,420	0.2
NRG Energy, Inc., Private Placement, Co Guar,
6.250%, 07/15/22[2]	75	76,922	0.1
6.250%, 05/01/24[2]	175	175,437	0.1
		1,778,068	1.6

Total Utilities		2,931,458	2.7

Total Corporate Bonds
(Cost $132,648,970)		131,866,897	119.8

LOAN ASSIGNMENTS — 10.0%
CONSUMER DISCRETIONARY — 3.5%
AUTOMOBILES — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche B Term Loan, VAR, 3.250%, 12/31/18	224	220,229	0.2

HOTELS, RESTAURANTS & LEISURE — 0.5%
American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	124	122,358	0.1
Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	69	68,042	0.1
Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	121	123,675	0.1
Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	238	234,432	0.2

		548,507	0.5
LEISURE PRODUCTS — 0.3%
Delta 2 Sarl, 2nd Lien Term Loan, (Luxembourg), VAR, 7.750%, 07/29/22^	213	211,935	0.2
FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	125	124,495	0.1

		336,430	0.3

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — 2.1%
Entercom Radio LLC, New Term Loan B-2, VAR, 4.048%, 11/23/18	$70	$69,547	0.1%
iHeartCommunications, Inc., Term Loan, VAR, 6.904%, 01/30/19^	602	574,592	0.5
iHeartCommunications, Inc., Term Loan B-1, VAR, 3.804%, 01/29/16	99	97,542	0.1
iHeartCommunications, Inc., Term Loan E, VAR, 7.654%, 07/30/19	454	444,253	0.4
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Term B Loan, VAR, 5.750%, 03/22/19	79	79,294	0.1
NEP Broadcasting LLC, 2nd Lien Term Loan B, VAR, 9.500%, 07/22/20	38	38,100	0.0	[12]
R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	171	125,143	0.1
Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	247	249,732	0.2
Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	138	136,372	0.1
TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	30	29,457	0.0	[12]
Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	159	155,842	0.2
Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	79	77,224	0.1
Vertis, Inc., Extended Term Loan, VAR, 14.000%, 12/21/15[1,4,9]	396	3,958	0.0	[12]
Visant Corp., 1st Lien Term Loan B, VAR, 5.500%, 07/29/21^	115	113,491	0.1
WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	80	76,813	0.1

		2,271,360	2.1
MULTILINE RETAIL — 0.2%
J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	249	248,558	0.2

SPECIALTY RETAIL — 0.2%
J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	203	192,131	0.2

Total Consumer Discretionary		3,817,215	3.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER STAPLES — 1.4%
FOOD & STAPLES RETAILING — 1.3%
Albertsons LLC, Term Loan B-4, VAR, 4.500%, 08/25/21^	$400	$397,832	0.4%
Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	425	422,344	0.4
Rite Aid Corp., New 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,506	0.0	[12]
SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	572	561,290	0.5

		1,426,972	1.3
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Term Loan B, VAR, 5.750%, 11/01/18	122	121,019	0.1

Total Consumer Staples		1,547,991	1.4

ENERGY — 0.8%
ENERGY EQUIPMENT & SERVICES — 0.2%
Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20	98	95,635	0.1
Stallion Oilfield, Inc., Term Loan, VAR, 8.000%, 06/19/18	97	97,858	0.1

		193,493	0.2
OIL, GAS & CONSUMABLE FUELS — 0.6%
Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	38	38,686	0.0	[12]
Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	325	325,406	0.3
Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	250	249,688	0.2
Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18^	69	69,144	0.1

		682,924	0.6

Total Energy		876,417	0.8

FINANCIALS — 0.4%
CONSUMER FINANCE — 0.2%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	258	250,631	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	30	30,300	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES — (continued)
ROC Finance LLC, 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	$174	$165,596	0.2%

		195,896	0.2

Total Financials		446,527	0.4

HEALTH CARE — 0.2%
HEALTH CARE PROVIDERS & SERVICES — 0.2%
inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	169	166,510	0.2

PHARMACEUTICALS — 0.0%[12]
CEVA Sante Animale, Term Loan B, VAR, 6.500%, 03/19/21	18	17,429	0.0	[12]

Total Health Care		183,939	0.2

INDUSTRIALS — 0.9%
AIR FREIGHT & LOGISTICS — 0.0%[12]
Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	2	2,178	0.0	[12]
Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	13	12,636	0.0	[12]
Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 0.133%, 03/19/21	12	12,027	0.0	[12]

		26,841	0.0	[12]
COMMERCIAL SERVICES & SUPPLIES — 0.3%
EWT/WTG Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	200	198,000	0.2
Harland Clarke Holdings Corp.,Extended Tranche B-2 Term Loan, VAR, 5.483%, 06/30/17	133	132,941	0.1

		330,941	0.3
INDUSTRIAL CONGLOMERATES — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	453	447,583	0.4

MARINE — 0.2%
Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	92	89,216	0.1
Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	90	90,000	0.1

		179,216	0.2

Total Industrials		984,581	0.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 0.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Dell, Inc., USD Term Loan B, VAR, 4.500%, 04/29/20	$326	$323,023	0.3%

INTERNET SOFTWARE & SERVICES — 0.1%
Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	77	75,608	0.1

IT SERVICES — 0.2%
First Data Corp., 2nd Lien Term Loan, VAR, 3.655%, 09/24/18	264	257,929	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 05/06/21	127	125,432	0.1
Freescale Semiconductor, Inc., 7 Year Term Loan B-4, VAR, 4.250%, 02/28/20	133	130,843	0.1

		256,275	0.2

Total Information Technology		912,835	0.8

MATERIALS — 0.3%
CHEMICALS — 0.2%
Arizona Chemical U.S., Inc., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	46	46,153	0.0	[12]
Axalta Coating Systems LLC, Term Loan B, VAR, 3.750%, 02/01/20	174	170,654	0.2
OCI Beaumont LLC, Term Loan B-3, VAR, 5.000%, 08/20/19	43	42,761	0.0	[12]

		259,568	0.2
CONSTRUCTION MATERIALS — 0.1%
Quikrete Companies, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	50	50,167	0.1

Total Materials		309,735	0.3

TELECOMMUNICATION SERVICES — 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Altice Financing S.A., Initial Term Loan, VAR, 5.500%, 07/02/19	149	149,992	0.1
Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	35	34,304	0.0	[12]
Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19	40	39,881	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	$49	$48,688	0.1%
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, VAR, 4.000%, 07/02/19	99	97,676	0.1

Total Telecommunication Services		370,541	0.3

UTILITIES — 1.4%
ELECTRIC UTILITIES — 1.4%
Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16	89	88,085	0.1
Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16	127	127,993	0.1
Texas Competitive Electric, 2017 Extended Term Loan, VAR, 4.652%, 10/10/17^	935	690,837	0.6
Texas Competitive Electric, Non-Extended Term Loan, VAR, 4.650%, 10/10/14	855	627,838	0.6

Total Utilities		1,534,753	1.4

Total Loan Assignments
(Cost $11,663,907)		10,984,534	10.0

PREFERRED SECURITIES — 1.6%
FINANCIALS — 1.6%
BANKS — 1.4%
Bank of America Corp., Jr Sub Nt,
VAR, 5.125%, 06/17/19[14]	290	280,575	0.2
VAR, 8.000%, 01/30/18[14]	285	307,267	0.3
VAR, 8.125%, 05/15/18[14]	70	75,775	0.1
Citigroup, Inc., Jr Sub Nt, VAR, 5.950%, 01/30/23[14]	235	234,927	0.2
Credit Agricole S.A., Private Placement, Jr Sub Nt, (France), VAR, 6.625%, 09/23/19[2,14]	200	190,705	0.2
Wachovia Capital Trust III, VAR, 5.570%, 10/27/14[14]	115	111,406	0.1
Wells Fargo & Co., Jr Sub Nt, VAR, 5.900%, 06/15/24[14]	285	290,344	0.3

		1,490,999	1.4
CAPITAL MARKETS — 0.2%
Goldman Sachs Group, Inc. (The), Jr Sub Nt, VAR, 5.700%, 05/10/19[14]	158	160,291	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CAPITAL MARKETS — (continued)
Morgan Stanley, Jr Sub Nt, VAR, 5.450%, 07/15/19[14]	$57		$56,572	0.1%

			216,863	0.2

Total Financials			1,707,862	1.6

Total Preferred Securities
(Cost $1,694,540)			1,707,862	1.6

ASSET-BACKED SECURITIES — 1.1%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.655%, 09/25/34[9]	26		3,545	0.0	[12]
Unipac IX LLC, 13.000%, 05/15/16[9]	1,377		1,241,361	1.1

Total Asset-Backed Securities
(Cost $1,389,232)			1,244,906	1.1

Total Fixed Income Investments
(Cost $147,437,375)			145,804,199	132.5

PREFERRED STOCKS — 1.9%
CONSUMER DISCRETIONARY — 0.3%
MEDIA — 0.3%
Spanish Broadcasting System, Inc., Pfd[1,9]	481		5,438	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, 10.750% (PIK), 10/27/14[1,15,17] ($1,000 par value)	—	[11]	336,740	0.3

Total Consumer Discretionary			342,178	0.3

FINANCIALS — 1.4%
BANKS — 0.4%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14[1,15] ($50 par value)	10		500,625	0.4

CONSUMER FINANCE — 0.3%
Ally Financial, Inc., Pfd, Private Placement, 7.000%, 10/27/14[2,15]	—	[11]	285,686	0.3

DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 8.125%, 02/15/40[1]	4		95,796	0.1

INSURANCE — 0.6%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42[1] ($25 par value)	6		176,800	0.1

Description	Par (000)		Value	Percent of Net Assets*

INSURANCE — (continued)
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.354%, 10/27/14[1,15] ($1,000 par value)	$1		$511,828	0.5%

			688,628	0.6

Total Financials			1,570,735	1.4

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1,9	—	[11]	—	0.0

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	—	[11]	—	0.0

METALS & MINING — 0.2%
ArcelorMittal, Pfd, (Luxembourg), 6.000%, 01/15/16[1] ($50 par value)	9		189,642	0.2

Total Materials			189,642	0.2

Total Preferred Stocks
(Cost $1,908,011)			2,102,555	1.9

COMMON STOCKS — 0.9%
CONSUMER DISCRETIONARY — 0.1%
MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,9]	—	[11]	27,313	0.0	[12]

SPECIALTY RETAIL — 0.1%
Neebo, Inc.[1,9]	8		43,848	0.1

Total Consumer Discretionary			71,161	0.1

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust[1,9]	157		2	0.0	[12]
Adelphia Recovery Trust, Contingent Value[9]	1,297		3,631	0.0	[12]

			3,633	0.0	[12]
INSURANCE — 0.0%[12]
Jupiter Holding I Corp.[1,9]	1		3,946	0.0[12]

Total Financials			7,579	0.0	[12]

INDUSTRIALS — 0.0%[12]
COMMERCIAL SERVICES & SUPPLIES — 0.0%[12]
Quad/Graphics, Inc.	1		28,240	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

MACHINERY — 0.0%
Glasstech, Inc.[1,9]	$—	[11]	$—	0.0%

MARINE — 0.0%[12]
General Maritime Corp.[1,9]	—	[11]	2,568	0.0	[12]

Total Industrials			30,808	0.0	[12]

MATERIALS — 0.7%
CONSTRUCTION MATERIALS — 0.2%
U.S. Concrete, Inc.[1]	8		200,494	0.2

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	4		—	0.0

PAPER & FOREST PRODUCTS — 0.5%
New Holdco[1,9]	6		533,262	0.5

Total Materials			733,756	0.7

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Dynegy, Inc.[1]	4		122,655	0.1

Total Common Stocks
(Cost $1,891,497)			965,959	0.9

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,9]	5		—	0.0

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,9]	—	[11]	—	0.0

Total Warrants
(Cost $46)			—	0.0

Total Equity Investments
(Cost $3,799,554)			3,068,514	2.8

Description	Par (000)	Value	Percent of Net Assets*

SHORT-TERM INVESTMENT — 3.2%
INVESTMENT COMPANY — 3.2%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%[5,10,13]
(Cost $3,568,811)	$3,569	$3,568,811	3.2%

TOTAL INVESTMENTS
(Cost $154,805,740)		152,441,524	138.5

Preferred Stock and Liabilities in Excess of Other assets		(42,363,242)	(38.5)

Net Assets Applicable to Common Stockholders		$110,078,282	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2014.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $52,401,335 and 47.6% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $2,333,776 and 2.1% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of September 30, 2014.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2014.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2014.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

[16]	Security is distressed as of September 30, 2014. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.
[17]	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
^	All or a portion of the security is unsettled as of September 30, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,143,372
Aggregate gross unrealized depreciation	(6,507,588)

Net unrealized appreciation/depreciation	$(2,364,216)

Federal income tax cost of investments	$154,805,740

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

A. VALUATION OF INVESTMENTS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at September 30, 2014.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$71,161		$71,161
Financials	—	—	7,579		7,579
Industrials	28,240	—	2,568		30,808
Materials	200,494	—	533,262		733,756
Utilities	122,655	—	—		122,655

Total Common Stocks	351,389	—	614,570		965,959

Preferred Stocks
Consumer Discretionary	336,740	—	5,438		342,178
Financials	272,596	1,298,139	—		1,570,735
Industrials	—	—	—	(a)	—	(a)
Materials	189,642	—	—		189,642

Total Preferred Stocks	798,978	1,298,139	5,438		2,102,555

Debt Securities
Asset-Backed Securities	—	—	1,244,906		1,244,906
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Corporate Bonds
Consumer Discretionary	—	24,309,493	85,964		24,395,457
Consumer Staples	—	6,407,279	—		6,407,279
Energy	—	20,973,440	—		20,973,440
Financials	—	8,923,746	12,299		8,936,045
Health Care	—	11,056,990	281		11,057,271
Industrials	—	14,111,467	1,633,770		15,745,237
Information Technology	—	8,246,824	—		8,246,824
Materials	—	15,112,798	355,172		15,467,970

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Telecommunication Services	$—	$17,705,916	$—		$17,705,916
Utilities	—	2,930,808	650		2,931,458

Total Corporate Bonds	—	129,778,761	2,088,136		131,866,897

Preferred Securities
Financials	—	1,707,862	—		1,707,862
Loan Assignments
Consumer Discretionary	—	3,813,257	3,958		3,817,215
Consumer Staples	—	1,547,991	—		1,547,991
Energy	—	876,417	—		876,417
Financials	—	446,527	—		446,527
Health Care	—	183,939	—		183,939
Industrials	—	984,581	—		984,581
Information Technology	—	912,835	—		912,835
Materials	—	309,735	—		309,735
Telecommunication Services	—	370,541	—		370,541
Utilities	—	1,534,753	—		1,534,753

Total Loan Assignments	—	10,980,576	3,958		10,984,534

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	3,568,811	—	—		3,568,811

Total Investments in Securities	$4,719,178	$143,765,338	$3,957,008		$152,441,524

(a)	Value is zero.
There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/14
Investments in Securities
Asset-Backed Securities	$1,495,266	$—	$(117,312)	$5,006	$—	$(138,054)	$—	$—	$1,244,906
Common Stocks — Consumer Discretionary	104,563	14,173	(20,347)	—	—	(27,228)	—	—	71,161
Common Stocks — Financials	3,503	—	4,076	—	—	—	—	—	7,579
Common Stocks — Industrials	3,389	—	(821)	—	—	—	—	—	2,568

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2014 (Unaudited)

	Balance as of 12/31/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/14
Common Stocks — Information Technology	$—	(a)	$—	$—	$—		$—	$—	$—	$—	$—
Common Stocks — Materials	523,140		(26,997)	68,800	—		—	(31,681)	—	—	533,262
Convertible Bond — Consumer Discretionary	—	(a)	—	(457)	—		457	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	88,937		—	—	—	(a)	457	(3,430)	—	—	85,964
Corporate Bonds — Financials	—		—	(20,294)	—		—	—	32,593	—	12,299
Corporate Bonds — Health Care	84,147		—	(83,866)	—		—	—	—	—	281
Corporate Bonds — Industrials	1,986,949		29,421	(4,657)	(603)		—	(377,340)	—	—	1,633,770
Corporate Bonds — Materials	440,829		1,828	92,182	1,931		—	(181,598)	—	—	355,172
Corporate Bonds — Utilities	1,625		790	(10,975)	—		—	(790)	10,000	—	650
Loan Assignment — Consumer Discretionary	6,926		8,843	(2,968)	—		332,993	(341,836)	—	—	3,958
Preferred Stocks — Consumer Discretionary	3,128		—	2,310	—		—	—	—	—	5,438
Preferred Stocks — Industrials	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—		—	—	—	—	—
Preferred Stocks — Materials	—	(a)	—	—	—		—	—	—	—	—
Warrants — Consumer Discretionary	—	(a)	—	—	—		—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—		—	—	—	—	—	(a)

Total	$4,742,402		$28,058	$(94,329)	$6,334		$333,907	$(1,101,957)	$42,593	$—	$3,957,008

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $(94,329).

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2014 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at 9/30/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,946	Market Comparable Companies	EBITDA Multiple (a)	5.5x (5.5x)
			Discount for lack of marketability (b)	0% - 22.5% (0.00%)
	0	Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	6,201	Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
			Discount for potential outcome	100% (N/A)
	577,109	Consensus Broker Pricing	Median Offered quote	$5.58 - $93.00 (N/A)

Common Stock	587,257
	0	Discounted Cash Flow	Discount for lack of marketability (b)	10% (N/A)
			Probability of Insolvency	100% (N/A)

Preferred Stock	0
	130,868	Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.34x)
			Discount for lack of marketability (b)	10% - 25% (10.09%)
			Probability of Default	97% (N/A)

Corporate Bond	130,868
	1,244,906	Discounted Cash Flow	Liquidity Discount	4.50% (N/A)
			Implied Spread to Index	2.00% (N/A)
			Constant Prepayment Rate	2.00% (N/A)
			Constant Default Rate	7.00% (N/A)
			Yield (Discount Rate of Cash Flows)	2.65% (N/A)

Asset-Backed Securities	1,244,906
Warrants	0	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	1,963,031

#	The table above does not include level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note A. At September 30, 2014, the value of these securities was $1,993,977. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2014